Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Purchase price (Details) - EUR (€) € in Millions	Aug. 31, 2015	Jul. 31, 2015
Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Purchase price	€ 3,355
The costs of Jazztel shares purchase price to release options held by its employees	43
Acquisition cost	€ 3,398
Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Purchase price		€ 80
Remeasurement of previously held interests at fair value		335
Acquisition cost		€ 415